Loss per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share	Loss per shareBasic loss per share is computed using the weighted-average number of outstanding ordinary shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential outstanding ordinary shares during the period. Potential ordinary shares which are based on the weighted-average ordinary shares underlying outstanding stock options, restricted stock units, and other contingently issuable shares, warrants, and Exchangeable Notes and computed using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted loss per share when their effect is dilutive. The computation of loss per share for the respective periods is as follows:

	2022	2021	2020
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(430)	(34)	(581)
Shares used in computation:
Weighted-average ordinary shares outstanding	192,934,862	191,298,397	187,583,307
Basic loss per share attributable to owners of the parent	(2.23)	(0.18)	(3.10)
Diluted loss per share
Net loss attributable to owners of the parent	(430)	(34)	(581)
Fair value gains on dilutive Exchangeable Notes	(144)	(112)	—
Fair value gains on dilutive warrants	—	(53)	—
Net loss used in the computation of diluted loss per share	(574)	(199)	(581)
Shares used in computation:
Weighted-average ordinary shares outstanding	192,934,862	191,298,397	187,583,307
Exchangeable Notes	2,911,500	2,424,921	—
Warrants	—	220,137	—
Diluted weighted average ordinary shares	195,846,362	193,943,455	187,583,307
Diluted loss per share attributable to owners of the parent	(2.93)	(1.03)	(3.10)
Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2022	2021	2020
Employee options	16,004,890	8,695,348	9,041,288
Restricted stock units	3,135,407	1,425,196	1,320,193
Other contingently issuable shares	71,717	108,720	156,190
Warrants	800,000	800,000	800,000